Business, Liquidity and Summary of Significant Accounting Policies (Fair Value Measurements) - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 24, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable	$ 3,662,115
Loss from change in fair value of contingent consideration		$ (280,296)	$ (705,355)	$ 0
Prolieve Thermodilatation System [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable		$ 2,500,000